SHARE-BASED COMPENSATION (Summary of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options outstanding
Number of option	974,284	2,896,339	4,878,097	7,356,249
Weighted average contractual period	5 years	5 years
Weighted average exercise price per option	$ 1.73	$ 1.51	$ 1.40	$ 1.40
Aggregate intrinsic value	$ 8,117	$ 22,301
Options exercisable
Number of options	694,284	2,677,154
Weighted average exercise price per option	$ 1.40	$ 1.40
Aggregate intrinsic value	$ 648	$ 2,154